RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

31.RELATED PARTY TRANSACTIONS

Key management compensation

Key management includes Directors (executive and non-executive) and senior management. The compensation paid to related parties in respect of key management for employee services during the period was made from Argo Innovation Labs Inc., amounting to: £36,769 paid to POMA Enterprises Limited in respect of fees of Matthew Shaw (Non-executive director); £442,808 due to Vernon Blockchain Inc in respect of fees of Peter Wall (CEO), of which £123,711 was outstanding at the year end.

Alex Appleton (CFO) through Appleton Business Advisors Limited was due £215,844 during the year; a bonus of £92,515 was outstanding at the year end. Ian MacLeod (Chairman) through Tenuous Holdings was paid £209,100 as at the year end.

Pluto Digital PLC

On 3 February 2021 Argo invested in Pluto Digital PLC, a crypto venture capital and technology company. The investment was satisfied with 75,000 Polkadot tokens with a fair value at the time of £1,091,850. Further to this in a second round of funding Argo invested a further £7,352,970 on 8 March 2021. There have been no transactions with this associate during the period.

Argo owns 24.65% of the total common stock and voting rights of the business and is entitled to nominate a director to the Pluto Board of Directors. In accordance with IAS28 the Group considers the Pluto Digital PLC investment as an associate and has been accounted for accordingly.